Other income, net (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Other income
Other income	€ 1,023	€ 2,018	€ 2,062
Foreign exchange gains, net	1,783		65
Total other income	2,806	2,018	2,127
Other expenses
Foreign exchange losses, net		(510)
Other operational expenses	(1,915)	(2,307)	(1,482)
Total other expenses	(1,915)	(2,817)	(1,482)
Other income, net	€ 892	€ (799)	€ 645